Segment Information -Reconciliation of Segment Profit to Earnings from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Segment Reporting [Abstract]
Segment profit									$ 1,303.1	$ 1,179.2	$ 1,042.8
Less general and administrative expenses									(384.9)	(430.2)	(413.1)
Less depreciation and amortization									(290.2)	(319.3)	(304.4)
Less impairments and disposal of assets, net									(5.8)	(62.1)	(16.4)
Less interest, net									(172.5)	(192.3)	(134.3)
Earnings before income taxes	$ 175.4	$ 138.1	$ 24.4	$ 111.8	$ 126.5	$ 147.1	$ (54.6)	$ (43.7)	$ 449.7	$ 175.3	$ 174.6